STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

January 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 112.1%
Commercial Mortgage Pass-Through Certificates - 11.2%
Alen Mortgage Trust, Ser. 2021-ACEN, Cl. A, 1 Month LIBOR +1.15%	5.61	4/15/2034	6,000,000	[a,b]	5,565,293
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.09%	5.55	10/15/2034	1,800,000	[a,b]	1,776,516
BX Trust, Ser. 2022-VAMP, CI. A, 1 Month TSFR +0.85%	5.33	1/15/2039	3,600,000	[a,b]	3,505,819
GS Mortgage Securities Corp II, Ser. 2017-375H, CI. A	3.48	9/10/2037	1,500,000	[b]	1,363,369
GS Mortgage Securities Corp. Trust, Ser. 2019-70P, Cl. A, 1 Month LIBOR +1.00%	5.46	10/15/2036	2,500,000	[a,b]	2,421,337
KNDR Trust, Ser. 2021-KIND, Cl. A, 1 Month LIBOR +0.95%	5.41	8/15/2038	6,850,489	[a,b]	6,547,637
Morgan Stanley Capital I Trust, Ser. 2015-420, CI. A	3.73	10/12/2050	2,260,530	[b]	2,134,412
				23,314,383
U.S. Government Agencies Collateralized Mortgage Obligations - 21.2%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3785, CI. LS, 1 Month LIBOR +9.90%	0.98	1/15/2041	890,184	[a,c]	804,412
Federal Home Loan Mortgage Corp., REMIC, Ser. 4423, CI. Z	3.50	12/15/2044	1,082,428	[c]	1,012,363
Federal National Mortgage Association, REMIC, Ser. 2018-9, Cl. EZ	3.00	2/25/2048	1,393,940	[c]	1,191,914
Government National Mortgage Association, Ser. 2010-101, Cl. SH, 1 Month LIBOR +6.65%	2.19	8/16/2040	2,637,359	[a]	300,867
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	4,162,359		4,225,768
Government National Mortgage Association, Ser. 2013-188, Cl. CG	4.00	12/20/2043	303,247		296,205
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,623		2,079,528
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	954,510		911,496
Government National Mortgage Association, Ser. 2015-185, Cl. PZ	3.00	12/20/2045	220,739		202,704
Government National Mortgage Association, Ser. 2017-176, Cl. BZ	3.50	11/20/2047	5,236,388		4,855,521

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 112.1% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 21.2% (continued)
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,279,536		6,053,119
Government National Mortgage Association, Ser. 2018-115, Cl. SJ, 1 Month LIBOR +6.20%	1.71	8/20/2048	1,962,863	[a]	172,197
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	549,558		528,941
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	5,720,873		5,501,867
Government National Mortgage Association, Ser. 2018-138, Cl. SK, 1 Month LIBOR +6.20%	1.71	10/20/2048	805,709	[a]	70,049
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	390,598		377,997
Government National Mortgage Association, Ser. 2018-160, Cl. PD	3.50	1/20/2048	4,789,611		4,656,492
Government National Mortgage Association, Ser. 2018-164, Cl. SW, 1 Month LIBOR +6.10%	1.61	12/20/2048	5,588,563	[a]	573,074
Government National Mortgage Association, Ser. 2018-46, Cl. CZ	3.20	3/20/2048	1,726,592		1,559,133
Government National Mortgage Association, Ser. 2018-65, Cl. SL, 1 Month LIBOR +6.25%	1.76	5/20/2048	1,344,692	[a]	144,046
Government National Mortgage Association, Ser. 2019-112, Cl. JZ	3.00	9/20/2049	759,422		695,494
Government National Mortgage Association, Ser. 2019-119, Cl. IT	5.50	9/20/2049	2,725,840		503,634
Government National Mortgage Association, Ser. 2019-132, Cl. SB, 1 Month LIBOR +4.44%	1.00	10/20/2049	1,348,226	[a]	78,062
Government National Mortgage Association, Ser. 2019-140, Cl. DI	5.50	11/20/2049	1,186,779		209,689
Government National Mortgage Association, Ser. 2019-23, Cl. SB, 1 Month LIBOR +6.05%	1.56	2/20/2049	1,296,918	[a]	135,593
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	443,034		434,031
Government National Mortgage Association, Ser. 2019-5, Cl. P	3.50	7/20/2048	265,890		256,667
Government National Mortgage Association, Ser. 2019-5, Cl. SM, 1 Month LIBOR +6.10%	1.61	1/20/2049	2,172,304	[a]	206,810
Government National Mortgage Association, Ser. 2019-57, Cl. NS, 1 Month LIBOR +3.28%	3.28	5/20/2049	3,431,187	[a]	62,919

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 112.1% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - 21.2% (continued)
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	807,051		755,418
Government National Mortgage Association, Ser. 2019-6, Cl. JK	3.50	1/20/2049	897,402		826,833
Government National Mortgage Association, Ser. 2019-70, Cl. AS, 1 Month LIBOR +6.15%	1.66	6/20/2049	836,770	[a]	71,046
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	2,463,594		2,276,888
Government National Mortgage Association, Ser. 2020-141, Cl. AI	2.50	9/20/2050	2,700,938		351,770
Government National Mortgage Association, Ser. 2020-15, Cl. CB	2.50	2/20/2050	855,509		783,114
Government National Mortgage Association, Ser. 2020-162, Cl. DI	2.50	10/20/2050	2,991,393		375,549
Government National Mortgage Association, Ser. 2020-164, Cl. KI	2.50	11/20/2050	3,843,003		499,036
Government National Mortgage Association, Ser. 2020-4, CI. BS, 1 Month LIBOR +5.00%	0.51	1/20/2050	2,778,895	[a]	131,974
Government National Mortgage Association, Ser. 2020-63, Cl. AI	4.00	5/20/2035	1,793,612		195,693
				44,367,913
U.S. Government Agencies Collateralized Municipal-Backed Securities - .3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	4.15	10/25/2047	595,893	[c]	594,625
U.S. Government Agencies Mortgage-Backed - 79.4%
Federal National Mortgage Association:
2.50%, 10/1/2051			1,661,074	[c]	1,426,189
3.00%, 12/1/2051-2/1/2052			22,907,870	[c]	20,862,054
4.50%, 1/1/2049			2,571,949	[c]	2,611,000
5.00%, 6/1/2052			7,847,660	[c]	7,886,859
5.50%			10,000,000	[c,d]	10,164,844
7.00%			12,000,000	[c,d]	12,457,031
Government National Mortgage Association I:
3.50%, 9/15/2041-2/15/2048			3,896,841		3,770,781
4.00%, 10/15/2039-8/15/2045			5,619,826		5,558,885
4.50%, 4/15/2039-12/15/2047			6,962,470		7,031,759
Government National Mortgage Association II:
2.00%, 3/20/2052			9,745,710		8,433,785
2.50%, 12/20/2050-7/20/2052			45,063,317		39,270,708
3.00%, 8/20/2046-9/20/2052			12,200,008		11,260,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 112.1% (continued)
U.S. Government Agencies Mortgage-Backed - 79.4% (continued)
3.50%, 9/20/2042-3/20/2050			21,737,907	20,935,595
4.00%			5,000,000	[d] 4,855,469
4.00%, 10/20/2047-11/20/2052			6,527,945	6,361,282
4.50%, 12/20/2039-1/20/2050			2,163,642	2,177,686
5.00%, 4/20/2049-5/20/2050			680,273	695,227
				165,759,230
Total Bonds and Notes (cost $258,405,299)			234,036,151
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,735,118)	4.41		1,735,118	[e] 1,735,118
Total Investments (cost $260,140,417)			113.0%	235,771,269
Liabilities, Less Cash and Receivables			(13.0%)	(27,045,716)
Net Assets			100.0%	208,725,553

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $23,314,383 or 11.17% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	23,314,383	-	23,314,383
Investment Companies	1,735,118	-	-	1,735,118
U.S. Government Agencies Collateralized Mortgage Obligations	-	44,367,913	-	44,367,913
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	594,625	-	594,625
U.S. Government Agencies Mortgage-Backed	-	165,759,230	-	165,759,230

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2023, accumulated net unrealized depreciation on investments was $24,369,148, consisting of $406,034 gross unrealized appreciation and $24,775,182 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.